Balances and Transactions with Related Parties - Schedule of Transactions With Related Parties (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
No. of recipients [Member]
Disclosure of transactions between related parties [line items]
No. of recipients		3	3	3
Number of interested parties [Member] | Benefits to Related Parties [Member]
Disclosure of transactions between related parties [line items]
Transaction with related parties		$ 3	$ 4	$ 3
Accounts Payable and Accruals [Member] | Balances with Interested Parties [Member]
Disclosure of transactions between related parties [line items]
Transaction with related parties		122	131
Loans from Interested Parties [Member] | Balances with Interested Parties [Member]
Disclosure of transactions between related parties [line items]
Transaction with related parties			43
Payroll and related expenses in respect of employed interested parties [Member] | Benefits to Related Parties [Member]
Disclosure of transactions between related parties [line items]
Transaction with related parties	[1]	758	868	443
Short-term Benefits [Member] | No. of recipients [Member]
Disclosure of transactions between related parties [line items]
Short-term benefits	[2]	$ 1,092	$ 3,656	$ 471

[1]	Including $147 and $500 in share-based payment in 2024 and 2023 respectively.
[2]	Including $505 in share-based payment in 2024 and $3,216 in 2023.